UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

 /s/  John Grizzetti                 New York, New York       November 14, 2011
-----------------------------      ----------------------     -----------------
/s/ by John Grizzetti with             [City, State]              [Date]
    Express Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              18
                                            --------------------

Form 13F Information Table Value Total:          $2,334,133
                                            --------------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

         Column 1              Column 2     Column 3   Column 4   Column 5            Column 6   Column 7  Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           VOTING
                               TITLE OF                 VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER   AUTHORITY
      NAME OF ISSUER             CLASS        CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE      SHARED   NONE
BABCOCK & WILCOX CO NEW           COM       05615F102  270,023   13,811,906 SH          Sole              13,811,906
BP PLC                       SPONSORED ADR  055622104  167,160    4,634,336 SH          Sole               4,634,336
CIT GROUP INC                   COM NEW     125581801   99,727    3,283,724 SH          Sole               3,283,724
CLEAR CHANNEL OUTDOOR HLDGS       CL A      18451C109   47,483    5,072,946 SH          Sole               5,072,946
COLONY FINL INC                   COM       19624R106   18,696    1,447,058 SH          Sole               1,447,058
FIRST SOLAR INC                   COM       336433107   13,398      211,966 SH          Sole                 211,966
FORTUNE BRANDS INC                COM       349631101  345,564    6,389,861 SH          Sole               6,389,861
DELTA AIR LINES INC             COM NEW     247361702       80       10,723 SH          Sole                  10,723
GOLDEN ENTERPRISES INC            COM       381010107    1,792      556,417 SH          Sole                 556,417
HUBBELL INC                       CL A      443510102   18,972      422,069 SH          Sole                 422,069
HUBBELL INC                       CL B      443510201   56,249    1,135,416 SH          Sole               1,135,416
LEGG MASON INC                    COM       524901105  102,934    4,003,637 SH          Sole               4,003,637
MEDCO HEALTH SOLUTIONS INC        COM       58405U102  151,080    3,222,000 SH          Sole               3,222,000
PFIZER INC                        COM       717081103  156,015    8,824,400 SH          Sole               8,824,400
SOUTHERN UN CO NEW                COM       844030106  231,034    5,694,696 SH          Sole               5,694,696
VERISIGN INC                      COM       92343E102  210,092    7,343,307 SH          Sole               7,343,307
VIASAT INC                        COM       92552V100   12,356      370,949 SH          Sole                 370,949
VERISIGN INC                SDCV 3.250% 8/1 92343EAD4  431,478  422,500,000 PRN         Sole             422,500,000